Note 8. Investments, Including Investments Accounted For Using The Equity Method (Tables)	12 Months Ended
Dec. 31, 2016
Investments Schedule [Abstract]
Schedule of Long-Term Investments

	December 31,
	2016	2015
U.S. Treasury securities	$810,319	$–
Certificates of deposit	374,879	–

	$1,185,198	$–

Reconciliation of the Company's Investments in Equity Affiliates as Presented on the Consolidated Balance Sheets

The following table is a reconciliation of the Company’s investments in equity affiliates as presented in investments on the consolidated balance sheet:

	2016	2015
Beginning of year	$657,528	$47,263
Additional investments in unconsolidated affiliates	258,166	670,232
Distributions received	(16,515)	(32,000)
Sale of investment in unconsolidated affiliate	–	(31,780)
Equity in net income (loss) of unconsolidated affiliates	(27,261)	3,813

End of year	$871,918	$657,528